Details of Significant Accounts - Financial liabilities, schedule of financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Non-current warrant liabilities	$ 1,793	$ 1,566
Warrant liabilities
Disclosure of financial liabilities [line items]
Non-current warrant liabilities	8,431	8,431
Add: Valuation adjustment	$ (6,638)	$ (6,865)